Cash - Restricted	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
6. Cash - Restricted	Restricted cash includes cash held at the Supreme Court of British Columbia pursuant to the claim from Green Stream Botanicals Corp. (“GSB”) (Note 20(a)).